LONG-TERM DEBT (Details) $ in Thousands			12 Months Ended
		Apr. 13, 2018 USD ($)	Dec. 31, 2017 USD ($) Covenant	Dec. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 19, 2013 USD ($)
Debt Instrument [Line Items]
Drawn on facility			$ 137,000	$ 137,000
Number of debt covenants | Covenant			3
Long term debt, non current	[1]		$ 136,552	$ 136,193
Subsequent Event [Member]
Debt Instrument [Line Items]
Liquidity covenant		$ 5,000
2013 Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 60,000
Maturity date			Dec. 31, 2018
Deferred financing						$ 800
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 150,000
Maturity date			Mar. 31, 2020
Deferred financing					$ 1,200

[1]	Long-Term Debt consist outstanding amounts on the Credit Facility less unamortized deferred financing cost. Outstanding amounts on the Credit Facility were $137,000 and $137,000 as of December 31, 2017 and 2016, respectively.